SUBSEQUENT EVENTS (Details) - USD ($)	Dec. 31, 2022	Jul. 29, 2022
Subsequent Event
Common shares, par value (in dollars per share)	$ 0.00001
Galata Acquisition Corp.
Subsequent Event
cash on hand		$ 50,000,000
Aggregate principal amount		$ 49,500,000